Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 12,720,000	$ 94,520,000	$ 10,890,000	$ 118,130,000
Cardium
Total	9,190,000	61,880,000	5,740,000	76,810,000
Legacy
Total	70,000		990,000	1,060,000
Peace River
Total	2,720,000	23,230,000	3,900,000	29,850,000
Viking
Total	$ 740,000	$ 9,410,000	$ 260,000	$ 10,410,000